Long-Term Debt - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Interest paid on long-term debt	$ 222	$ 324
Level 2 [Member]
Disclosure of detailed information about borrowings [Line Items]
Fair value of long-term debt	$ 4,886	$ 5,186